Other disclosures - Credit Default Swaps (Details) - Hedging derivatives, category - Credit default swap - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Spain | Other Counterparties Risk
Debt Instruments
Financial assets, at fair value	€ 2	€ (16)	€ (42)
Spain | Long | Other Counterparties Risk
Debt Instruments
Notional amount	324	534	724
Financial assets, at fair value	(3)	(3)	(3)
Spain | Short | Other Counterparties Risk
Debt Instruments
Notional amount	499	751	991
Financial assets, at fair value	5	(13)	(39)
Spain | Net Short Position | Other Counterparties Risk
Debt Instruments
Notional amount	175	217	267
Portugal | Sovereign Risk
Debt Instruments
Financial assets, at fair value			1
Portugal | Long | Sovereign Risk
Debt Instruments
Notional amount	25	28	28
Financial assets, at fair value	(1)	1
Portugal | Long | Other Counterparties Risk
Debt Instruments
Notional amount	1		71
Portugal | Short | Sovereign Risk
Debt Instruments
Notional amount	128	290	187
Financial assets, at fair value	1	(1)	1
Portugal | Short | Other Counterparties Risk
Debt Instruments
Notional amount	1	6	77
Portugal | Net Short Position | Sovereign Risk
Debt Instruments
Notional amount	103	262	159
Portugal | Net Short Position | Other Counterparties Risk
Debt Instruments
Notional amount		6	6
Italy | Sovereign Risk
Debt Instruments
Financial assets, at fair value	5	2	4
Italy | Other Counterparties Risk
Debt Instruments
Financial assets, at fair value	5	6	5
Italy | Long | Sovereign Risk
Debt Instruments
Notional amount	25	78	183
Financial assets, at fair value			(1)
Italy | Long | Other Counterparties Risk
Debt Instruments
Notional amount	225	317	553
Financial assets, at fair value	(3)	(1)	3
Italy | Short | Sovereign Risk
Debt Instruments
Notional amount	450	503	448
Financial assets, at fair value	5	2	5
Italy | Short | Other Counterparties Risk
Debt Instruments
Notional amount	201	362	618
Financial assets, at fair value	8	7	2
Italy | Net Short Position | Sovereign Risk
Debt Instruments
Notional amount	425	425	265
Italy | Net Short Position | Other Counterparties Risk
Debt Instruments
Notional amount	€ 24	€ 45	€ 65